DETAILS OF CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of details of current liabilities [Abstract]
DETAILS OF CURRENT LIABILITIES
NOTE 8 -         DETAILS OF CURRENT LIABILITIES

A.	Trade payables

	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Open accounts	14,661	12,446	3,912
Checks payables	1,578	354	421
	16,239	12,800	4,333

The average credit period on purchases of certain goods is approximately 24 days.

B.	Other payables and accrued expenses

	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Customer advances	1,267	1,223	338
Accrued expenses	4,226	3,985	1,128
Others payables	389	38	103
	5,882	5,246	1,569